Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Repayment schedule [Abstract]
Project debt	$ 5,091,114	$ 5,475,208	$ 5,330,467
2019 [Member]
Repayment schedule [Abstract]
Interest repayment	21,916
Nominal repayment	242,538
2020 [Member]
Repayment schedule [Abstract]
Project debt	257,012
2021 [Member]
Repayment schedule [Abstract]
Project debt	268,625
2022 [Member]
Repayment schedule [Abstract]
Project debt	299,840
2023 [Member]
Repayment schedule [Abstract]
Project debt	326,413
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,674,770